Subsequent Events Subsequent Events	12 Months Ended
Dec. 31, 2018
Disclosure of events after reporting period [Abstract]
Subsequent Events
Subsequent Event
On January 8, 2019, the Company announced its intention to market and potentially sell its Prince George Refinery and Retail and Commercial Network. An estimate of the financial impact cannot be made at this time.
On January 16, 2019, the Company announced that its offer to acquire all of the outstanding common shares of MEG Energy Corp. expired, as the minimum tender threshold was not satisfied, and the Company decided not to extend its offer.